Related party balances and transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Origination and servicing expenses:
Total	¥ 162,853	$ 23,686	¥ 260,026	¥ 177,210
General and administrative expenses:
Total	276	40	21,387	179
Sales and marketing expenses:
Total	9,631	1,401	7,978	3,264
Loan facilitation services
Related Party Transaction [Line Items]
Net revenues	781	114	851	833
Key management and their immediate family members | Loan facilitation services
Related Party Transaction [Line Items]
Net revenues	742	108	851	833
Hangzhou Ruituo Technology Co., Ltd. | Loan facilitation services
Related Party Transaction [Line Items]
Net revenues	39	6	0	0
Beijing Lezhihui Technology Co., Ltd.
Origination and servicing expenses:
Customer acquisition costs	22,739	3,307	49,377	5,578
Beijing Lezhihui Technology Co., Ltd. | Other revenues
Related Party Transaction [Line Items]
Net revenues	13,362	1,943	3,740	2,179
Chunan Wanglan Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	18,077	2,629	0	0
Chunan Wenjun Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	11,290	1,642	0	0
Chunan Wenkang Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	9,103	1,324	0	0
Chunan Wenhai Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	8,743	1,272	0	0
Chunan Wenbin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	8,455	1,230	0	0
Chunan Wenlin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	8,408	1,223	0	0
Chunan Wenrong Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	8,357	1,215	0	0
Chunan Wenshe Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	8,047	1,170	0	0
Chunan Wenbei Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	7,717	1,122	0	0
Chunan Wensheng Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	7,600	1,105	0	0
Chunan Wenyang Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	6,924	1,007	0	0
Chunan Wangxia Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	6,761	983	0	0
Chunan Wanglin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	5,133	747	0	0
Chunan Wangqi Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	4,969	723	0	0
Chunan Wangqun Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	4,948	720	0	0
Chunan Wangqian Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	2,424	353	0	0
Chunan Yunxiu Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	1,909	278	0	0
Chunan Wencai Information Advisory Services Company
Origination and servicing expenses:
Customer acquisition costs	0	0	99,601	87,356
Chunan Wangcai Information Advisory Services Company
Origination and servicing expenses:
Customer acquisition costs	0	0	62,496	57,833
Chunan Yuntong Information Advisory Services Company
Origination and servicing expenses:
Customer acquisition costs	0	0	2,793	3,155
Zhejiang Hongrui Investment Management Co., Ltd.
Origination and servicing expenses:
Collecting costs	6,253	909	20,469	13,221
Zhejiang Ruituo Information Technology Co., Ltd.
Origination and servicing expenses:
Collecting costs	4,996	727	0	0
Sales and marketing expenses:
Trademark expenses	0	0	62	0
Zhejiang Qunshuo Electronics Co., Ltd
Origination and servicing expenses:
GPS costs	0	0	25,290	10,067
Suzhou Weixin Zhonghua Venture Capital Partnership (LLP)
General and administrative expenses:
Consulting expenses	0	0	20,000	0
Hangzhou Qiandaohuyaodage trading company
General and administrative expenses:
Welfare expenses | ¥	276		1,387	179
Total | $		40
Weiyi (Hangzhou) Internet Financial Information Service Co., Ltd.
Sales and marketing expenses:
Promotion expenses	¥ 9,631	$ 1,401	¥ 7,916	¥ 3,264